Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding diluted	64,953,238	55,500,000	62,823,549	55,500,000
Net loss per ordinary share diluted	$ (0.16)	$ (0.20)	$ (0.36)	$ (0.20)